Property And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Assets held for sale			$ (70)
Gain (loss) on sale of assets held for sale and impairment		$ (40)
Corporate Headquarters [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets held for sale	$ (20)	10
Property And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 30	$ 40